Supplementary Cash Flow Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Supplemental Cash Flow Elements [Abstract]
Purchase of West Auriga, issuance of loan note to related party	$ 100.0	[1]	$ 0	[1]	$ 0	[1]
Purchase of West Vela, deferred consideration payable to related party	73.7	[2]	0	[2]	0	[2]
Purchase of West Vela, contingent consideration payable to related party	65.7	[2]	0	[2]	0	[2]
Capital injection due to forgiveness of related party payables	$ 0		$ 40.5		$ 0

[1]	The purchase of the West Auriga was financed by the issuance of a discount loan note: refer to Note 3 - Business acquisitions
[2]	The purchase of the West Vela was financed partly by deferred and contingent consideration: refer to Note 3 - Business acquisitions